UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-00005

LORD ABBETT AFFILIATED FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 10/31

Date of reporting period: 1/31/10

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT AFFILIATED FUND, INC. January 31, 2010

Investments	Shares	Value (000)
LONG-TERM INVESTMENTS 99.33%

COMMON STOCKS 97.94%

Aerospace 0.79%

Raytheon Co.	318,200	$16,683
United Technologies Corp.	864,800	58,357

Total		75,040

Asset Management & Custodian 3.21%

Franklin Resources, Inc.	942,437	93,330
State Street Corp.	2,983,252	127,922
T. Rowe Price Group, Inc.	1,673,590	83,044

Total		304,296

Automobiles 1.63%

Ford Motor Co.*	14,309,254	155,112

Banks: Diversified 11.36%

Bank of America Corp.	21,891,670	332,316
BB&T Corp.	1,610,149	44,875
Comerica, Inc.	695,555	24,004
Fifth Third Bancorp	8,474,100	105,418
PNC Financial Services Group, Inc. (The)	2,849,879	157,969
Regions Financial Corp.	3,389,900	21,526
SunTrust Banks, Inc.	3,126,304	76,063
Wells Fargo & Co.	11,106,153	315,748

Total		1,077,919

Beverage: Soft Drinks 0.64%

Coca-Cola Co. (The)	568,300	30,830
PepsiCo, Inc.	500,700	29,852

Total		60,682

Biotechnology 1.68%

Amgen, Inc.*	2,725,828	159,406

Cable Television Services 0.61%

Time Warner Cable, Inc.	1,328,694	57,918

Chemical: Diversified 2.28%

Dow Chemical Co. (The)	6,132,259	166,123
E.I. du Pont de Nemours & Co.	1,529,500	49,877

Total		216,000

Communications Technology 0.31%

Cisco Systems, Inc.*	1,303,460	29,289

Computer Services, Software & Systems 2.09%

Adobe Systems, Inc.*	4,260,300	137,608
Microsoft Corp.	968,500	27,292
Oracle Corp.	1,462,900	33,734

Total		198,634

Computer Technology 2.51%

Dell, Inc.*	3,556,700	45,881
EMC Corp.*	6,069,500	101,179
Hewlett-Packard Co.	1,941,145	91,370

Total		238,430

Copper 0.83%

Freeport-McMoRan Copper & Gold, Inc.	1,184,400	78,988

Diversified Financial Services 10.51%

Bank of New York Mellon Corp. (The)	1,659,225	48,267
Capital One Financial Corp.	3,036,500	111,925
Goldman Sachs Group, Inc. (The)	1,824,275	271,306
JPMorgan Chase & Co.	9,765,820	380,281
Morgan Stanley	6,915,988	185,210

Total		996,989

Diversified Manufacturing Operations 3.27%

Eaton Corp.	1,634,480	100,096
General Electric Co.	10,357,500	166,549
Honeywell International, Inc.	1,124,100	43,435

Total		310,080

Diversified Media 0.44%

Time Warner, Inc.	1,523,116	41,810

Diversified Retail 2.84%

J.C. Penney Co., Inc.	2,366,613	58,763
Kohl’s Corp.*	1,493,386	75,222
Target Corp.	2,647,986	135,762

Total		269,747

Drug & Grocery Store Chains 0.95%

CVS Caremark Corp.	2,777,300	89,901

Electronic Components 0.35%

Corning, Inc.	1,822,300	32,947

Electronic Entertainment 0.53%

Activision Blizzard, Inc.*	4,905,600	49,841

Entertainment 1.67%

Viacom, Inc. Class B*	1,190,400	34,688
Walt Disney Co. (The)	4,173,900	123,339

Total		158,027

Fertilizers 1.14%

Potash Corp. of Saskatchewan, Inc. (Canada)(a)	1,092,300	108,520

Foods 1.12%

Kraft Foods, Inc. Class A	3,836,134	106,107

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT AFFILIATED FUND, INC. January 31, 2010

Investments	Shares	Value (000)
Gas Pipeline 0.40%

El Paso Corp.	3,772,755	$38,293

Healthcare Management Services 1.41%

UnitedHealth Group, Inc.	3,024,896	99,822
WellPoint, Inc.*	528,000	33,644

Total		133,466

Homebuilding 0.11%

Pulte Homes, Inc.*	963,763	10,139

Hotel/Motel 1.86%

Marriott International, Inc. Class A	4,591,172	120,426
Starwood Hotels & Resorts Worldwide, Inc.	1,694,800	56,471

Total		176,897

Insurance: Life 0.58%

Prudential Financial, Inc.	1,097,400	54,859

Insurance: Multi-Line 0.78%

MetLife, Inc.	2,108,157	74,460

Leisure Time 1.48%

Carnival Corp. Unit*	4,219,207	140,626

Machinery: Construction & Handling 1.12%

Caterpillar, Inc.	2,029,807	106,037

Machinery: Industrial 0.08%

Joy Global, Inc.	163,145	7,462

Medical & Dental Instruments & Supplies 0.40%

Covidien plc (Ireland)(a)	758,554	38,352

Oil: Crude Producers 4.69%

Apache Corp.	763,100	75,371
Devon Energy Corp.	791,100	52,932
EnCana Corp. (Canada)(a)	383,900	11,744
EOG Resources, Inc.	880,902	79,651
Occidental Petroleum Corp.	1,748,284	136,961
Range Resources Corp.	865,000	39,790
Southwestern Energy Co.*	1,124,700	48,227

Total		444,676

Oil: Integrated 8.45%

Cenovus Energy, Inc. (Canada)(a)	383,900	8,887
Chevron Corp.	3,186,332	229,798
ConocoPhillips	874,600	41,981
Exxon Mobil Corp.	3,595,292	231,645
Hess Corp.	3,253,629	188,027
Suncor Energy, Inc. (Canada)(a)	3,204,800	101,432

Total		801,770

Oil Well Equipment & Services 4.97%

Cameron International Corp.*	607,100	22,863
Halliburton Co.	5,396,371	157,628
Schlumberger Ltd.	3,645,523	231,345
Smith International, Inc.	1,965,890	59,606

Total		471,442

Personal Care 1.58%

Colgate-Palmolive Co.	517,900	41,448
Procter & Gamble Co. (The)	1,756,100	108,088

Total		149,536

Pharmaceuticals 6.01%

Abbott Laboratories	1,319,514	69,855
Johnson & Johnson	1,305,400	82,057
Merck & Co., Inc.	3,676,100	140,353
Pfizer, Inc.	12,214,800	227,928
Teva Pharmaceutical Industries Ltd. ADR	886,134	50,262

Total		570,455

Railroads 0.54%

Canadian National Railway Co. (Canada)(a)	1,025,100	51,183

Real Estate Investment Trusts 0.61%

Host Hotels & Resorts, Inc. *	5,426,175	57,517

Rental & Leasing Services: Consumer 1.25%

Hertz Global Holdings, Inc.*	11,442,059	118,540

Scientific Instruments: Control & Filter 0.70%

Parker Hannifin Corp.	1,189,464	66,503

Semiconductors & Components 2.55%

Arrow Electronics, Inc.*	705,000	18,520
Avnet, Inc.*	1,188,700	31,429
Intel Corp.	4,633,900	89,898
Micron Technology, Inc.*	6,161,300	53,727
Texas Instruments, Inc.	2,140,100	48,152

Total		241,726

Specialty Retail 2.11%

Best Buy Co., Inc.	2,761,538	101,210
Home Depot, Inc. (The)	3,529,263	98,855

Total		200,065

Steel 0.91%

Nucor Corp.	955,020	38,965
United States Steel Corp.	1,063,600	47,256

Total		86,221

Telecommunications Equipment 0.34%

Crown Castle International Corp.*	870,500	32,156

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT AFFILIATED FUND, INC. January 31, 2010

Investments	Shares	Value (000)
Textiles Apparel & Shoes 0.19%

J. Crew Group, Inc.*	464,186	$18,201

Tobacco 0.27%

Altria Group, Inc.	1,311,449	26,045

Utilities: Electrical 0.98%

Duke Energy Corp.	1,875,700	31,005
FPL Group, Inc.	402,600	19,631
Southern Co.	1,317,100	42,147

Total		92,783

Utilities: Telecommunications 2.81%

AT&T, Inc.	7,314,849	185,505
Verizon Communications, Inc.	2,759,800	81,193

Total		266,698

Total Common Stocks (cost $8,933,230,212)		9,291,791

LIMITED LIABILITY COMPANY 1.13%

Asset Management

Oaktree Capital Management, LLC† (cost $136,400,000)	3,100,000	106,950

PREFERRED STOCK 0.26%

Banks: Diversified

Bank of America Corp. * (cost $24,358,500)	1,623,900	24,521

Total Long-Term Investments (cost $9,093,988,712)		9,423,262

	Principal Amount (000)

SHORT-TERM INVESTMENT 0.00%

Repurchase Agreement

Repurchase Agreement dated 1/29/2010, 0.01% due 2/1/2010 with Fixed Income Clearing Corp. collateralized by $300,000 of U.S. Treasury Bond at 8.75% due 8/15/2020; value: $441,240; proceeds: $425,841 (cost $425,841)	$426	426

Total Investments in Securities 99.33% (cost $9,094,414,553)		9,423,688

Other Assets in Excess of Liabilities 0.67%		63,222

Net Assets 100.00%		$9,486,910

ADR	American Depositary Receipt.

Unit	More than one class of securities traded together.

*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Affiliated Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund was organized in 1934 and was reincorporated under Maryland law on November 26, 1975.

The Fund’s investment objective is to seek long-term growth of capital and income without excessive fluctuations in market value.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Foreign Transactions-The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded.

(d)	Repurchase Agreements-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(e)	Fair Value Measurements-In accordance with Financial Accounting Standards Board (“FASB”), Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures, fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited)(concluded)

The following is a summary of the inputs used as of January 31, 2010 in valuing the Fund’s investments carried at value:

Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$9,291,791	$—	$—	$9,291,791
Limited Liability Company	—	106,950	—	106,950
Preferred Stock	24,521	—	—	24,521
Repurchase Agreement	—	426	—	426

Total	$9,316,312	$107,376	$—	$9,423,688

*	See Schedule of Investments for values in each industry.

3. FEDERAL TAX INFORMATION

As of January 31, 2010, the aggregate unrealized security gains(losses) based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$9,131,872,511

Gross unrealized gain	867,336,263
Gross unrealized loss	(575,520,964)

Net unrealized security gain	$291,815,299

The difference between book-basis and tax-basis unrealized gains(losses) is attributable to the tax treatment of wash sales and certain securities.

4. RECENT ACCOUNTING PRONOUNCEMENTS

In January 2010, the FASB issued Accounting Standards Update 2010-06 “Improving Disclosures about Fair Value Measurements” (“ASU 2010-06”). ASU 2010-06 provides clarifications to existing disclosures required by ASC 820 as well as amends ASC 820 to require certain new disclosures. ASU 2010-06 is substantially effective for interim and annual reporting periods beginning after December 15, 2009. Management is currently evaluating the impact the adoption of ASU 2010-06 will have on the Fund’s financial statement disclosures.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT AFFILIATED FUND, INC.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: March 24, 2010

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: March 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: March 24, 2010

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: March 24, 2010